PORTFOLIO OF INVESTMENTS
USAA MSCI Emerging Markets Value Momentum Blend Index ETF
May 31, 2019 (unaudited)
Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (99.3%)
	COMMON STOCKS (98.0%)
	Basic Materials (7.8%)
	Chemicals (2.1%)
48,995	Hanwha Chemical Corp.	$850
1,635	KCC Corp.	354
227,322	Kingboard Holdings Ltd.	597
4,458	Kumho Petrochemical Co. Ltd.	359
4,496	LG Chem Ltd. Preference Shares	732
3,471	Lotte Chemical Corp.	752
		3,644
	Forest Products & Paper (1.0%)
782,270	Indah Kiat Pulp & Paper Corp. Tbk PT	425
576,151	Nine Dragons Paper Holdings Ltd.	459
342,500	Pabrik Kertas Tjiwi Kimia Tbk PT	245
61,371	Suzano Suzano S.A.	503
		1,632
	Iron/Steel (2.7%)
1,211,835	Angang Steel Co. Ltd. “H”	546
616,000	China Oriental Group Co. Ltd.	357
56,200	Cia Siderurgica Nacional S.A.	237
21,883	Hyundai Steel Co.	750
6,999	Kumba Iron Ore Ltd.	213
1,340,000	Maanshan Iron & Steel Co. Ltd. “H”	571
80,726	Magnitogorsk Iron & Steel Works PJSC GDR	710
3,877	POSCO	773
35,185	Vale S.A.	440
		4,597
	Mining (2.0%)
11,878	Anglo American Platinum Ltd.	598
25,198	AngloGold Ashanti Ltd.	337
540,500	China Hongqiao Group Ltd.	391
1,882,567	China Zhongwang Holdings Ltd.	898
31,358	KGHM Polska Miedz S.A.(a)	775
20,000	MMC Norilsk Nickel PJSC ADR	418
		3,417
	Total Basic Materials	13,290
	Communications (7.4%)
	Advertising (0.3%)
23,756	Cheil Worldwide, Inc.	527
	Internet (0.3%)
18,311	B2W Cia Digital(a)	147

1    |    USAA MSCI Emerging Markets Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
819	NCSoft Corp.	$328
		475
	Media (0.7%)
183,318	Cyfrowy Polsat S.A.(a)	1,245
	Telecommunications (6.1%)
152,000	China Mobile Ltd.	1,327
2,251,952	China Telecom Corp. Ltd. “H”	1,132
810,055	China Unicom Hong Kong Ltd.	854
86,452	Hellenic Telecommunications Organization S.A.	1,180
66,681	LG Uplus Corp.	781
53,954	Mobile TeleSystems PJSC ADR	422
818,186	Orange Polska S.A.(a)	1,097
5,156	SK Telecom Co. Ltd.	1,084
76,636	Telefonica Brasil S.A. Preference Shares	941
198,410	Telkom S.A. SOC Ltd.	1,250
157,492	TIM Participacoes S.A.	443
		10,511
	Total Communications	12,758
	Consumer, Cyclical (15.3%)
	Airlines (1.5%)
1,002,342	AirAsia Group Bhd	691
1,789,209	China Airlines Ltd.	551
27,528	Korean Air Lines Co. Ltd.	730
303,698	Turk Hava Yollari AO(a)	650
		2,622
	Apparel (1.8%)
127,646	Feng TAY Enterprise Co. Ltd.	965
14,404	Fila Korea Ltd.	943
977,000	Pou Chen Corp.	1,108
		3,016
	Auto Manufacturers (2.8%)
921,944	BAIC Motor Corp. Ltd. “H”(b)	570
844,482	Dongfeng Motor Group Co. Ltd. “H”	696
322,500	Great Wall Motor Co. Ltd. “H”	234
601,061	Guangzhou Automobile Group Co. Ltd. “H”	580
9,891	Hyundai Motor Co.	1,117
35,675	Kia Motors Corp.	1,179
244,029	Sinotruk Hong Kong Ltd.	462
		4,838
	Auto Parts & Equipment (1.1%)
13,228	Hankook Tire & Technology Co. Ltd.	389
5,201	Hyundai Mobis Co. Ltd.	947
414,891	Weichai Power Co. Ltd. “H”	631
		1,967
	Distribution/Wholesale (1.2%)
32,763	Hanwha Corp.	703
16,257	LG Corp.	1,001
20,797	Posco International Corp.	300
		2,004
	Entertainment (0.4%)
3,730,000	Alibaba Pictures Group Ltd.(a)	775
	Home Furnishings (0.5%)
12,676	LG Electronics, Inc.	837

Portfolio of Investments    |    2

Number of Shares	Security	Market Value (000)
	Housewares (0.2%)
391,251	Turkiye Sise ve Cam Fabrikalari A/S	$349
	Leisure Time (0.2%)
46,000	Giant Manufacturing Co. Ltd.	327
	Lodging (0.3%)
18,679	Kangwon Land, Inc.	487
	Retail (4.5%)
39,000	ANTA Sports Products Ltd.	239
117,247	Atacadao S.A.	693
2,662	CJ ENM Co. Ltd.	428
5,724	E-MART, Inc.	692
14,913	FF Group(a),(c),(d),(e)	8
24,815	GS Retail Co. Ltd.	709
30,000	Hotai Motor Co. Ltd.	480
11,497	Hyundai Department Store Co. Ltd.	817
155,500	Li Ning Co. Ltd.(a)	257
46,186	Lojas Renner S.A.	520
3,918	Lotte Shopping Co. Ltd.	526
6,898	Magazine Luiza S.A.	345
188,000	Ruentex Industries Ltd.	412
399,053	Shanghai Pharmaceuticals Holding Co. Ltd. “H”	788
1,470	Shinsegae, Inc.	368
149,354	Zhongsheng Group Holdings Ltd.	376
		7,658
	Textiles (0.8%)
1,343,678	Far Eastern New Century Corp.	1,394
	Total Consumer, Cyclical	26,274
	Consumer, Non-cyclical (13.2%)
	Agriculture (1.2%)
657,200	Charoen Pokphand Indonesia Tbk PT	226
2,304,606	China Agri-Industries Holdings Ltd.	697
13,707	KT&G Corp.	1,162
		2,085
	Beverages (0.4%)
36,330	Cia Cervecerias Unidas S.A.	494
42,000	Tsingtao Brewery Co. Ltd. “H”	255
		749
	Commercial Services (1.7%)
1,571,600	Bangkok Expressway & Metro PCL	561
305,289	China Conch Venture Holdings Ltd.	991
980,677	COSCO SHIPPING Ports Ltd.	953
135,450	International Container Terminal Services, Inc.	353
		2,858
	Cosmetics/Personal Care (0.4%)
45,456	Natura Cosmeticos S.A.	697
	Food (4.7%)
666,421	Charoen Pokphand Foods PCL NVDR	584
28,380	Cia Brasileira de Distribuicao Preference Shares	632
3,626	CJ CheilJedang Corp.	854
11,996	Dino Polska S.A.(a),(b)	389
1,909,733	Indofood Sukses Makmur Tbk PT	883
143,052	JBS S.A.	799

3    |    USAA MSCI Emerging Markets Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
492,351	PPB Group Bhd	$2,207
1,000,000	Thai Union Group PCL NVDR	572
223,000	Yihai International Holding Ltd.	1,102
		8,022
	Healthcare-Products (0.5%)
862,708	Shandong Weigao Group Medical Polymer Co. Ltd. “H”	750
	Pharmaceuticals (4.3%)
454,137	China Resources Pharmaceutical Group Ltd.(b)	593
1,057,122	China Traditional Chinese Medicine Holdings Co. Ltd.	558
50,299	Dr Reddy's Laboratories Ltd. ADR	1,917
888,529	Luye Pharma Group Ltd.	668
75,418	Richter Gedeon Nyrt	1,353
1,918,607	Sihuan Pharmaceutical Holdings Group Ltd.	431
147,452	Sinopharm Group Co. Ltd. “H”	554
688,547	SSY Group Ltd.	547
3,743	Yuhan Corp.	778
		7,399
	Total Consumer, Non-cyclical	22,560
	Energy (5.3%)
	Coal (0.7%)
22,799	Exxaro Resources Ltd.	266
34,505	Jastrzebska Spolka Weglowa S.A.(a)	451
526,536	Yanzhou Coal Mining Co. Ltd. “H”	495
		1,212
	Energy-Alternate Sources (0.3%)
3,636	OCI Co. Ltd.	276
476,000	Xinyi Solar Holdings Ltd.	261
		537
	Oil & Gas (3.9%)
30,200	Cosan S.A.	364
220,945	Gazprom PJSC ADR	1,452
32,810	Grupa Lotos S.A.	750
4,634	LUKOIL PJSC ADR	373
8,481	LUKOIL PJSC(c)	680
103,660	MOL Hungarian Oil & Gas plc	1,165
293,306	Polskie Gornictwo Naftowe i Gazownictwo S.A.	428
6,362	Qatar Fuel QSC	360
15,000	Reliance Industries Ltd. GDR(b)	578
7,137	Tatneft PJSC ADR	486
		6,636
	Oil & Gas Services (0.4%)
929,538	Sinopec Engineering Group Co. Ltd. “H”	756
	Total Energy	9,141
	Financial (29.3%)
	Banks (13.0%)
379,091	Abu Dhabi Commercial Bank PJSC(d)	927
2,065,640	Agricultural Bank of China Ltd. “H”	885
406,204	Alpha Bank AE(a)	765
261,000	AMMB Holdings Bhd	276
22,314	Banco do Brasil S.A.	296
37,000	Bancolombia S.A.	434
2,513,084	Bank of China Ltd. “H”	1,042
1,384,181	Bank of Communications Co. Ltd. “H”	1,084
1,580,619	China CITIC Bank Corp. Ltd. “H”	897

Portfolio of Investments    |    4

Number of Shares	Security	Market Value (000)
1,161,235	China Construction Bank Corp. “H”	$918
2,145,633	China Everbright Bank Co. Ltd. “H”	969
1,537,788	China Minsheng Banking Corp. Ltd. “H”	1,118
1,489,488	Chongqing Rural Commercial Bank Co. Ltd. “H”	762
866,703	CITIC Ltd.	1,176
297,782	Eurobank Ergasias S.A.(a)	290
334,710	Hong Leong Bank Bhd	1,518
730,038	Industrial & Commercial Bank of China Ltd. “H”	521
92,722	Industrial Bank of Korea	1,078
83,913	National Bank of Greece S.A.(a)	221
712,848	Postal Savings Bank of China Co. Ltd. “H”(b)	426
27,632	Qatar Islamic Bank SAQ	1,268
18,602	Qatar National Bank QPSC	961
37,367	Sberbank of Russia PJSC ADR	540
6,045,277	Taiwan Business Bank	2,477
783,278	Turkiye Is Bankasi A/S “C”(a)	687
74,046	Woori Financial Group, Inc.	864
		22,400
	Closed-end Funds (0.2%)
128,000	China Ding Yi Feng Holdings Ltd.(c),(d),(e)	377
	Diversified Financial Services (8.9%)
30,900	Banco BTG Pactual S.A.	369
165,105	BNK Financial Group, Inc.	957
96,295	BOC Aviation Ltd.(b)	803
249,563	Chailease Holding Co. Ltd.	920
3,558,166	China Cinda Asset Management Co. Ltd. “H”	826
247,067	China Everbright Ltd.	395
4,085,714	China Huarong Asset Management Co. Ltd. “H”(b)	693
2,140,422	E.Sun Financial Holding Co. Ltd.	1,855
26,522	Hana Financial Group, Inc.	809
1,200,000	Hua Nan Financial Holdings Co. Ltd.	795
28,660	KB Financial Group, Inc.	1,054
77,846	Meritz Securities Co. Ltd.	307
11,654	Samsung Securities Co. Ltd.	346
16,721	Shinhan Financial Group Co. Ltd.	624
2,252,965	SinoPac Financial Holdings Co. Ltd.	873
3,457,000	Taiwan Cooperative Financial Holding Co. Ltd.	2,247
2,461,554	Yuanta Financial Holding Co. Ltd.	1,382
		15,255
	Insurance (1.1%)
7,686	DB Insurance Co. Ltd.	397
38,200	IRB Brasil Resseguros S/A	994
49,460	Sul America S.A.	441
		1,832
	Oil & Gas (0.4%)
2,348	Hyundai Heavy Industries Holdings Co. Ltd.	623
	Real Estate (5.1%)
194,698	BR Malls Participacoes S.A. REIT	637
202,514	China Resources Land Ltd.	824
185,705	China Vanke Co. Ltd. “H”	657
461,731	CIFI Holdings Group Co. Ltd.	276
17,262	HDC Hyundai Development Co-Engineering & Construction “E”	621
375,000	Highwealth Construction Corp.	579
488,058	Logan Property Holdings Co. Ltd.	721
224,790	Longfor Group Holdings Ltd.	824
128,696	Multiplan Empreendimentos Imobiliarios S.A.	817
396,522	Ruentex Development Co. Ltd.	513
500,209	Shanghai Industrial Holdings Ltd.	1,043
243,016	Shimao Property Holdings Ltd.	696

5    |    USAA MSCI Emerging Markets Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
127,584	Sunac China Holdings Ltd.	$550
		8,758
	REITS (0.6%)
748,161	Fortress REIT Ltd. “A”	1,025
	Total Financial	50,270
	Industrial (9.6%)
	Building Materials (2.4%)
65,311	Anhui Conch Cement Co. Ltd. “H”	381
926,500	Asia Cement Corp.	1,322
1,684,000	BBMG Corp. “H”	509
700,697	China National Building Material Co. Ltd. “H”	539
595,390	China Resources Cement Holdings Ltd.	516
489,500	Semen Indonesia Persero Tbk PT	396
318,000	Taiwan Cement Corp.	432
		4,095
	Electrical Components & Equipment (0.2%)
86,000	Delta Electronics, Inc.	388
	Electronics (1.7%)
2,553,698	AU Optronics Corp.	751
50,659	LG Display Co. Ltd.(a)	728
68,855	Walsin Technology Corp.	346
46,467	Yageo Corp.	384
266,000	Zhen Ding Technology Holding Ltd.	779
		2,988
	Engineering & Construction (3.7%)
806,005	China Communications Construction Co. Ltd. “H”	716
842,457	China Communications Services Corp. Ltd. “H”	631
604,840	China Railway Construction Corp. Ltd. “H”	707
989,872	China Railway Group Ltd. “H”	740
12,475	Daelim Industrial Co. Ltd.	1,084
152,096	Daewoo Engineering & Construction Co. Ltd.(a)	614
19,584	GS Engineering & Construction Corp.	660
8,505	Hyundai Engineering & Construction Co. Ltd.	367
2,808,132	Metallurgical Corp. of China Ltd. “H”	749
		6,268
	Shipbuilding (0.2%)
38,934	Samsung Heavy Industries Co. Ltd.(a)	256
	Transportation (1.4%)
1,900,000	BTS Group Holdings PCL NVDR	685
1,640,361	COSCO SHIPPING Energy Transportation Co. Ltd. “H”	858
904,224	Sinotrans Ltd. “H”	332
437,000	Taiwan High Speed Rail Corp.	601
		2,476
	Total Industrial	16,471
	Technology (5.1%)
	Computers (2.7%)
186,000	Foxconn Technology Co. Ltd.	362
2,937,461	Innolux Corp.	696
1,232,000	Lenovo Group Ltd.	856
317,000	Lite-On Technology Corp.	452
413,322	Wipro Ltd. ADR	1,827
479,000	Wistron Corp.	341
		4,534

Portfolio of Investments    |    6

Number of Shares	Security	Market Value (000)
	Oil & Gas (0.4%)
3,745	SK Holdings Co. Ltd.	$728
	Semiconductors (1.7%)
169,099	Nanya Technology Corp.	330
58,000	Novatek Microelectronics Corp.	307
114,000	Realtek Semiconductor Corp.	721
23,115	Samsung Electronics Co. Ltd.	825
12,518	SK Hynix, Inc.	686
		2,869
	Software (0.3%)
176,000	Alibaba Health Information Technology Ltd.(a)	167
6,908	CD Projekt S.A.	374
		541
	Total Technology	8,672
	Utilities (5.0%)
	Electric (3.7%)
49,148	Centrais Eletricas Brasileiras S.A.	432
1,567,000	China Power International Development Ltd.	406
168,171	Cia Energetica de Minas Gerais Preference Shares	634
66,900	Electricity Generating PCL NVDR	628
32,300	Engie Brasil Energia S.A.	382
1,016,619	Huadian Power International Corp. Ltd. “H”	421
1,252,820	Huaneng Renewables Corp. Ltd. “H”	339
8,737,754	Inter RAO UES PJSC(c)	534
38,691	Korea Electric Power Corp.(a)	845
302,874	PGE Polska Grupa Energetyczna S.A.(a)	728
500,000	Ratch Group PCL NVDR	971
		6,320
	Gas (0.9%)
148,848	Beijing Enterprises Holdings Ltd.	748
21,612	Korea Gas Corp.	749
		1,497
	Water (0.4%)
68,776	Cia de Saneamento Basico do Estado de Sao Paulo	777
	Total Utilities	8,594
	Total Common Stocks (cost: $182,004)	168,030
	PREFERRED STOCKS (1.3%)
	Energy (1.1%)
	Oil & Gas (1.1%)
303,153	Surgutneftegas PJSC ADR	1,907
	Financial (0.2%)
	Banks (0.2%)
44,324	Banco Bradesco S.A. Preference Shares	419
	Total Preferred Stocks (cost: $1,989)	2,326
	Total Equity Securities (cost: $183,993)	170,356
	Total Investments (cost: $183,993)	$170,356

7    |    USAA MSCI Emerging Markets Value Momentum Blend Index ETF

($ in 000s)VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$166,431	$1,214	$385	$168,030
Preferred Stocks	2,326	—	—	2,326
Total	$168,757	$1,214	$385	$170,356
Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.
The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund’s compliance classification.
At May 31, 2019, the Fund did not have any transfers into/out of Level 3.

Portfolio of Investments    |    8

NOTES TO PORTFOLIO
OF INVESTMENTS
May 31, 2019 (unaudited)
GENERAL NOTES
A.  Security valuation – USAA ETF TRUST (the Trust) and Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the USAA MSCI Emerging Markets Value Momentum Blend Index ETF (the Fund) valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.
The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:
1.  Equity securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.
2.  Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not need to be reflected in the value of the Fund’s foreign securities. However, the USAA Asset Management Company (the Manager) will monitor for events that would materially affect the value of the Fund’s foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such

9    |    USAA MSCI Emerging Markets Value Momentum Blend Index ETF

as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.
3.  Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.
4.  Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.
5.  Repurchase agreements are valued at cost.
6.  In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.
B.  Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:
Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.
Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.
Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Notes to Portfolio of Investments    |    10

C.  The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $171,498,000 at May 31, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.
PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR	Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
NVDR	Non-voting depositary receipts are receipts issued by Thai NVDR Company Limited.
REITS	Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES
(a)	Non-income-producing security.
(b)	Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA ETF Trust’s Board of Trustees, unless otherwise noted as illiquid.
(c)	Security was fair valued at May 31, 2019, by USAA Asset Management Company in accordance with valuation procedures approved by USAA ETF Trust’s Board of Trustees. The total value of all such securities was $1,599,000, which represented 0.9% of the Fund’s net assets.
(d)	Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA ETF Trust’s Board of Trustees.
(e)	Security was classified as Level 3.

11    |    USAA MSCI Emerging Markets Value Momentum Blend Index ETF